                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4410
                                                      --------

                           Oppenheimer Discovery Fund
                           --------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
              ----------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Arthur S. Gabinet
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
             -------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                      Date of reporting period: 12/30/2011
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)


                                                Shares        Value
                                             ---------  -----------
COMMON STOCKS -- 97.3%

CONSUMER DISCRETIONARY -- 16.6%
HOTELS, RESTAURANTS & LEISURE -- 4.7%
BJ's Restaurants, Inc.(1)                      400,400  $18,146,128
Domino's Pizza, Inc.(1)                        373,754   12,688,948
Panera Bread Co., Cl. A(1)                     102,657   14,520,833
Peet's Coffee & Tea, Inc.(1)                   193,850   12,150,518
                                                        -----------
                                                         57,506,427
INTERNET & CATALOG RETAIL -- 0.8%
HomeAway, Inc.(1)                              122,890    2,857,193
HSN, Inc.                                      192,110    6,965,909
                                                        -----------
                                                          9,823,102
SPECIALTY RETAIL -- 8.2%
Children's Place Retail Stores, Inc.(1)        138,740    7,369,869
DSW, Inc., Cl. A                               175,230    7,746,918
Genesco, Inc.(1)                               156,854    9,684,166
Sally Beauty Holdings, Inc.(1)                 898,820   18,992,067
Tractor Supply Co.                             257,870   18,089,581
Ulta Salon, Cosmetics & Fragrance, Inc.(1)     305,120   19,808,390
Vitamin Shoppe, Inc.(1)                        461,270   18,395,448
                                                        -----------
                                                        100,086,439
TEXTILES, APPAREL & LUXURY GOODS -- 2.9%
Steven Madden Ltd.(1)                          549,363   18,953,024
Under Armour, Inc., Cl. A(1)                   107,560    7,721,732
Vera Bradley, Inc.(1)                          265,220    8,553,345
                                                        -----------
                                                         35,228,101
CONSUMER STAPLES -- 4.0%
FOOD & STAPLES RETAILING -- 0.8%
Fresh Market, Inc. (The)(1)                    234,460    9,354,954
PERSONAL PRODUCTS -- 3.2%
Elizabeth Arden, Inc.(1)                       634,170   23,489,657
Nu Skin Asia Pacific, Inc., Cl. A              329,970   16,026,643
                                                        -----------
                                                         39,516,300
ENERGY -- 5.9%
ENERGY EQUIPMENT & SERVICES -- 4.1%
Atwood Oceanics, Inc.(1)                       362,410   14,420,294
Carbo Ceramics, Inc.                            98,650   12,166,505
Core Laboratories NV                           113,890   12,977,766
Superior Energy Services, Inc.(1)              344,250    9,790,470
                                                         ----------
                                                         49,355,035
OIL, GAS & CONSUMABLE FUELS -- 1.8%
Energy XXI (Bermuda) Ltd.(1)                   279,520    8,911,098
Kodiak Oil & Gas Corp.(1)                    1,393,420   13,237,490
                                                         ----------
                                                         22,148,588

1  |  Oppenheimer Discovery Fund

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS   December 30, 2011* (Unaudited)


                                              Shares         Value
                                             -------  ------------
FINANCIALS -- 5.1%
CAPITAL MARKETS -- 0.6%
Cohen & Steers, Inc.                         254,130  $  7,344,357
COMMERCIAL BANKS -- 2.6%
PrivateBancorp, Inc.                         712,150     7,819,407
Signature Bank(1)                            302,809    18,165,512
Texas Capital Bancshares, Inc.(1)            217,362     6,653,451
                                                      ------------
                                                        32,638,370
CONSUMER FINANCE -- 0.5%
DFC Global Corp.(1)                          329,410     5,949,145
INSURANCE -- 1.4%
ProAssurance Corp.                           210,650    16,814,083
HEALTH CARE -- 17.2%
BIOTECHNOLOGY -- 3.0%
Ariad Pharmaceuticals, Inc.(1)               246,190     3,015,828
Cepheid, Inc.(1)                             428,190    14,734,018
Cubist Pharmaceuticals, Inc.(1)              337,970    13,390,371
Incyte Corp.(1)                              349,570     5,247,046
                                                      ------------
                                                        36,387,263

HEALTH CARE EQUIPMENT & SUPPLIES -- 5.1%
Cooper Cos., Inc. (The)                      125,543     8,853,292
Endologix, Inc.(1)                           475,690     5,460,921
Gen-Probe, Inc.(1)                           171,710    10,151,495
NxStage Medical, Inc.(1)                     619,100    11,007,598
Orthofix International NV(1)                 207,710     7,317,623
Sirona Dental Systems, Inc.(1)               175,490     7,728,580
Volcano Corp.(1)                             330,490     7,862,357
Zoll Medical Corp.(1)                         51,560     3,257,561
                                                      ------------
                                                        61,639,427

HEALTH CARE PROVIDERS & SERVICES -- 6.7%
Catalyst Health Solutions, Inc.(1)           260,520    13,547,040
HMS Holdings Corp.(1)                        721,481    23,072,962
IPC The Hospitalist Co.(1)                   158,596     7,251,009
Magellan Health Services, Inc.(1)            287,090    14,202,342
MWI Veterinary Supply, Inc.(1)               135,265     8,987,007
Team Health Holdings, Inc.(1)                685,786    15,135,297
                                                      ------------
                                                        82,195,657

HEALTH CARE TECHNOLOGY -- 1.7%
athenahealth, Inc.(1)                        102,670     5,043,150
SXC Health Solutions Corp.(1)                272,115    15,369,055
                                                      ------------
                                                        20,412,205
PHARMACEUTICALS -- 0.7%
Jazz Pharmaceuticals, Inc.(1)                217,450     8,400,094

2  |  Oppenheimer Discovery Fund

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)


                                              Shares          Value
                                           ---------  -------------
INDUSTRIALS -- 18.6%
AEROSPACE & DEFENSE -- 3.7%
B/E Aerospace, Inc.(1)                       367,240  $  14,215,860
Hexcel Corp.(1)                              514,600     12,458,466
TransDigm Group, Inc.(1)                     194,360     18,596,365
                                                      -------------
                                                         45,270,691
COMMERCIAL SERVICES & SUPPLIES -- 1.3%
Clean Harbors, Inc.(1)                       253,850     16,177,861
ELECTRICAL EQUIPMENT -- 1.5%
Polypore International, Inc.(1)              402,430     17,702,896
MACHINERY -- 6.6%
Chart Industries, Inc.(1)                    294,420     15,919,289
Colfax Corp.(1)                              225,440      6,420,531
Gardner Denver, Inc.                         251,860     19,408,332
Robbins & Myers, Inc.                        448,060     21,753,309
Wabtec Corp.                                 233,810     16,355,010
                                                      -------------
                                                         79,856,471
PROFESSIONAL SERVICES -- 3.0%
Acacia Research Corp.(1)                     622,700     22,734,777
Advisory Board Co. (The)(1)                  192,620     14,294,330
                                                      -------------
                                                         37,029,107
ROAD & RAIL -- 0.8%
Genesee & Wyoming, Inc., Cl. A(1)            161,700      9,795,786
TRADING COMPANIES & DISTRIBUTORS -- 1.7%
Beacon Roofing Supply, Inc.(1)               416,880      8,433,482
TAL International Group, Inc.                328,320      9,452,333
Titan Machinery, Inc.(1)                     133,240      2,895,305
                                                      -------------
                                                         20,781,120
INFORMATION TECHNOLOGY -- 27.9%
COMMUNICATIONS EQUIPMENT -- 0.7%
Aruba Networks, Inc.(1)                      461,800      8,552,536
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.9%
IPG Photonics Corp.(1)                       174,716      5,917,631
OSI Systems, Inc.(1)                         356,949     17,411,972
                                                      -------------
                                                         23,329,603
INTERNET SOFTWARE & SERVICES -- 2.1%
Bankrate, Inc.(1)                            346,140      7,442,010
Cornerstone OnDemand, Inc.(1)                342,220      6,242,093
Liquidity Services, Inc.(1)                  337,030     12,436,407
                                                      -------------
                                                         26,120,510
IT SERVICES -- 3.1%
Cardtronics, Inc.(1)                         729,489     19,739,972
ServiceSource International, Inc.(1)       1,148,150     18,014,474
                                                      -------------
                                                         37,754,446


3  |  Oppenheimer Discovery Fund

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)


                                                           Shares              Value
                                                        ---------   ----------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 4.7%
Cavuim, Inc.(1)                                           431,559   $     12,269,222
CEVA, Inc.(1)                                             228,660          6,919,252
Cypress Semiconductor Corp.                               837,700         14,148,753
Mellanox Technologies Ltd.(1)                             195,430          6,349,521
Semtech Corp.(1)                                          294,060          7,298,569
Volterra Semiconductor Corp.(1)                           376,780          9,649,336
                                                                    ----------------
                                                                          56,634,653

SOFTWARE -- 15.4%
Ariba, Inc.(1)                                            528,280         14,834,102
Aspen Technology, Inc.(1)                               1,162,110         20,162,609
BroadSoft, Inc.(1)                                        413,232         12,479,606
Commvault Systems, Inc.(1)                                375,141         16,026,024
Fortinet, Inc.(1)                                         594,122         12,957,801
Imperva, Inc.(1)                                           69,690          2,425,909
Jive Software, Inc.(1)                                     91,170          1,458,720
NetSuite, Inc.(1)                                         436,797         17,712,118
OPNET Technologies, Inc.                                  213,190          7,817,677
QLIK Technologies, Inc.(1)                                250,610          6,064,762
RealPage, Inc.(1)                                         406,610         10,275,035
Sourcefire, Inc.(1)                                       304,080          9,846,110
Synchronoss Technologies, Inc.(1)                         661,295         19,977,722
TIBCO Software, Inc.(1)                                   557,161         13,321,720
Ultimate Software Group, Inc. (The)(1)                    335,232         21,830,308
                                                                    ----------------
                                                                         187,190,223

MATERIALS -- 2.0%
METALS & MINING -- 2.0%
Allied Nevada Gold Corp.(1)                               303,476          9,189,253
AuRico Gold, Inc.(1)                                      430,710          3,449,987
Carpenter Technology Corp.                                221,760         11,416,205
                                                                    ----------------
                                                                          24,055,445
                                                                    ----------------
Total Common Stocks (Cost $963,188,808)                                1,185,050,895

INVESTMENT COMPANY -- 4.0%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.20% (2,3) (Cost $48,760,579)                         48,760,579         48,760,579
Total Investments, at Value (Cost $1,011,949,387)           101.3%     1,233,811,474
Liabilities in Excess of Other Assets                        (1.3)       (15,293,729)
                                                       ----------   ----------------
Net Assets                                                  100.0%  $  1,218,517,745
                                                       ==========   ================

Footnotes to Statement of Investments

* December 30, 2011 represents the last business day of the Fund's quarterly period. See accompanying Notes.

1. Non-income producing security.

4  |  Oppenheimer Discovery Fund

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 30, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                               SHARES        GROSS        GROSS             SHARES
                                    SEPTEMBER 30,2011    ADDITIONS   REDUCTIONS   DECEMBER 30,2011
--------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E                         77,981,056  116,704,356  145,924,833        48,760,579

                                                                          VALUE            INCOME
-------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E                                                  $48,760,579           $26,117

3. Rate shown is the 7-day yield as of December 30, 2011.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of December 30, 2011 based on valuation input level:

                                                                   LEVEL 3 --
                                  LEVEL 1 --         LEVEL 2 --   SIGNIFICANT
                                  UNADJUSTED  OTHER SIGNIFICANT  UNOBSERVABLE
                               QUOTED PRICES  OBSERVABLE INPUTS        INPUTS            VALUE
----------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
  Consumer Discretionary     $   202,644,069  $              --  $         --  $   202,644,069
  Consumer Staples                48,871,254                 --            --       48,871,254
  Energy                          71,503,623                 --            --       71,503,623
  Financials                      62,745,955                 --            --       62,745,955
  Health Care                    209,034,646                 --            --      209,034,646
  Industrials                    226,613,932                 --            --      226,613,932
  Information Technology         339,581,971                 --            --      339,581,971
  Materials                       24,055,445                 --            --       24,055,445
Investment Company                48,760,579                 --            --       48,760,579
                             -----------------------------------------------------------------
Total Assets                 $ 1,233,811,474  $              --  $         --  $ 1,233,811,474
                             -----------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

5  |  Oppenheimer Discovery Fund

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY PERIOD. Since December 30, 2011 represents the last day during the Fund's quarterly period on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield

6  |  Oppenheimer Discovery Fund

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 30, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities     $   1,017,597,208
                                   =================

Gross unrealized appreciation      $     235,021,727
Gross unrealized depreciation           (18,807,461)
                                   -----------------
Net unrealized appreciation        $     216,214,266
                                   =================

7  |  Oppenheimer Discovery Fund

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/30/2011, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Discovery Fund

By: /s/ William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 2/9/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 2/9/2012

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 2/9/2012